Deferred Revenue	6 Months Ended
Jun. 30, 2026
Disclosure Of Deferred Revenue [Abstract]
Deferred revenue
24.	Deferred revenue

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Non-current	303	447
Current	3,539	4,447

	3,842	4,894

Deferred revenue mainly represents contract liabilities in relation to the service fees prepaid by customers for membership services, time-based virtual gifts, content sublicensing and digital music singles and albums, for which the related services had not been rendered as at December 31, 2025 and June 30, 2026.